Long-Term Debt and Other Financial Liabilities, Annual Principal Payments (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Annual Principal Payments [Abstract]
2024	$ 9,257
2025	9,640
2026	24,640
2027	4,640
Thereafter	17,665
Total	$ 65,842	$ 43,200